Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Statement [Line Items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	7,907	—	7,907
Cash and cash equivalents	89,789	—	89,789
Current financial assets and cash and cash equivalents	97,696	—	97,696

As of June 30, 2023	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	1,120	—	1,120
Cash and cash equivalents	84,386	—	84,386
Current financial assets and cash and cash equivalents	85,505	—	85,505

Schedule of Fair Value Through Profit and Loss	We recognized this loss in fair value through profit and loss, within financial expenses.

As of June 30, 2023	Fair value in $ thousands
Expected occurrence of most probable scenario +20%	224
Expected occurrence of most probable scenario	1,120
Expected occurrence of most probable scenario -20%	2,015

Details of Cash and Cash Equivalents	Cash and cash equivalents

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Cash and bank accounts	65,012	73,520
Money market funds	13,578	-
Fixed bank deposits	11,200	10,866
Total cash and cash equivalents	89,789	84,386